ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, beginning balance	$ 6,002
Other comprehensive income before reclassifications	(92,984)
Amounts reclassified from OCI	1,854
Accumulated Other Comprehensive Income, ending balance	(85,128)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, beginning balance	(99)	[1]
Other comprehensive income before reclassifications	554	[1]
Amounts reclassified from OCI	(131)	[1]
Accumulated Other Comprehensive Income, ending balance	324	[1]
Pension Items [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, beginning balance	(6,768)	[1]
Other comprehensive income before reclassifications	(387)	[1]
Amounts reclassified from OCI	1,985	[1]
Accumulated Other Comprehensive Income, ending balance	(5,170)	[1]
Foreign Currency Items [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, beginning balance	12,869
Other comprehensive income before reclassifications	(93,151)
Amounts reclassified from OCI	0
Accumulated Other Comprehensive Income, ending balance	$ (80,282)

[1]	Cash Flow Hedges and Pension Items are net of tax.